Auditor's Remuneration	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Auditor's Remuneration
5.  Auditor’s Remuneration

            Continuing operations

In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	EY Ireland (statutory auditor)			EY (network firms)			Total
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Audit fees (i) (ii)	4	4	4	14	14	14	18	18	18
Other audit-related assurance fees (iii) (iv)	-	-	-	-	1	1	-	1	1
Tax advisory services (iv)	-	-	-	1	-	1	1	-	1
Total	4	4	4	15	15	16	19	19	20

(i)
Audit of the Group accounts includes audit of internal controls over financial reporting and parent and subsidiary statutory audit fees, but excludes
€
2 million (2018:
€
2 million; 2017:
€
2 million) paid to auditors other than EY.

(ii)	Audit fees including discontinued operations amounted to € 18 million (2018: € 19 million; 2017: € 20 million).

(iii)	Other assurance services includes attestation and due diligence services that are closely related to the performance of the audit.

(iv)
Other audit-related assurance fees and tax advisory services including discontinued operations amounted to
€
nil million and
€
1 million respectively (2018:
€
1 million and
€
nil million respectively; 2017:
€
1 million and
€
1 million respectively).

There were no other fees for services provided by the Group’s independent auditor (2018:
€
nil million; 2017:
€
nil million).